CONCENTRATIONS (Tables)	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

The following represents the revenues by product line, all derived from China:

	For the six months ended June 30,
	2013	2012
	US$	US$
Products Line
Medical Devices	7,138,474	8,687,340
Respiratory and Oxygen Homecare	1,186,908	1,611,719
	8,325,382	10,299,059